Average Annual Total Returns - Goldman Sachs Target Date 2035 Portfolio	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Service Shares 1 Year	Service Shares Since Inception	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	S&P Target Date To 2035 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	6.62%	8.01%	Aug. 22, 2016	13.10%	9.79%	Aug. 22, 2016	12.25%	8.10%	8.10%	7.27%	12.71%	9.28%	Aug. 22, 2016	12.92%	9.63%	Aug. 22, 2016	12.42%	9.10%	Aug. 22, 2016	13.22%	9.82%	Aug. 22, 2016	12.44%	9.61%